Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 90,758	$ 96,002	$ 102,164
Ceded interest credited to contractholder funds	(4,307)	(4,533)	(4,805)
Interest credited to contractholder funds, net of reinsurance	86,464	91,482	97,377
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed interest credited to contractholder funds	13	13	18
Ceded interest credited to contractholder funds	$ (4,307)	$ (4,533)	$ (4,805)